Equity transactions (Details) - $ / shares			12 Months Ended
	Apr. 07, 2022	Jan. 06, 2020	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 26, 2018	Jun. 25, 2018	Jan. 29, 2008
Equity transactions
Preferred stock, shares authorized				1,000,000	1,000,000	10,000,000	1,000,000	1,000,000
Preferred stock, shares issued				0	0
Preferred stock, shares outstanding				0	0
Number of shares issued for exercise of warrants	439,770
Ordinary shares issued to employees, directors and consultants		80,000
Grant date fair value for ordinary shares issued to independent directors and certain employees		$ 1.00
Investor
Equity transactions
Number of warrants, exercised			422,922
Placement Agent Warrants
Equity transactions
Number of warrants, exercised			95,653